Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Current assets
Cash	$ 4,062,013	$ 5,278,706
Restricted cash	0	450,167
Other current assets	430,094	387,511
Total current assets	4,492,107	6,116,384
Non-current assets
Fixed assets, net	5,984,670	4,524,912
Intangible assets, net	51,614	58,906
Deposit	375,000	563,000
Total non-current assets	6,411,284	5,146,818
Total Assets	10,903,391	11,263,202
Current liabilities:
Accounts payable and accrued expenses	1,500,650	1,408,399
Convertible notes payable	60,000	60,000
Deferred lease liability, current portion	119,688	98,671
Lease payable, current portion	23,128	93,852
Interest payable	15,079	13,079
Warrant derivative liability	11,955	31,777
Total current liabilities	1,730,500	1,705,778
Non-current liabilities:
Deferred lease liability, less current portion	400,038	480,490
Lease payable, less current portion	0	23,127
Total non-current liabilities	400,038	503,617
Total Liabilities	2,130,538	2,209,395
Commitments and Contingencies (Note 13)
Stockholders' equity:
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized; 35,110,916 and 24,338,219 shares issued and outstanding, June 30, 2016 and 2015, respectively	35,114	24,341
Additional paid-in capital	52,782,569	38,138,754
Accumulated deficit	(44,044,830)	(29,109,288)
Total stockholders' equity	8,772,853	9,053,807
Total Liabilities and Stockholders' Equity	$ 10,903,391	$ 11,263,202